NET PARENT INVESTMENT AND TRANSACTIONS WITH SUNPOWER AND TOTAL AND TOTAL S.A - Components of Net Parent Contribution (Details) - USD ($)	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019	Dec. 30, 2018
Related Party Transaction [Line Items]
Separation cost	$ 0	$ 517,000	$ (7,766,000)
Stock-based compensation	7,250,000	7,135,000	8,580,000
Net parent contribution	(129,586,000)	114,687,000	196,641,000
Total Net parent (distribution) contribution per Consolidated and Combined Statements of Equity	(129,586,000)	114,687,000	196,641,000
Stock-based compensation expense	(7,250,000)	(7,135,000)	(8,580,000)
Total Net parent (distribution) contribution per Consolidated and Combined Statements of Cash Flows	(133,996,000)	92,409,000	171,089,000
SunPower
Related Party Transaction [Line Items]
Corporate allocations	9,200,000	26,100,000	18,800,000
Interest expense financed by SunPower	12,167,000	19,485,000	17,000,000
Stock-based compensation	5,168,000	7,135,000	8,580,000
Net parent contribution	(129,586,000)	114,687,000	196,641,000
Total Net parent (distribution) contribution per Consolidated and Combined Statements of Equity	(129,586,000)	114,687,000	196,641,000
Interest expense financed by SunPower	(12,167,000)	(19,485,000)	(17,000,000)
Stock-based compensation expense	(5,168,000)	(7,135,000)	(8,580,000)
Other	12,925,000	4,342,000	28,000
Total Net parent (distribution) contribution per Consolidated and Combined Statements of Cash Flows	(133,996,000)	92,409,000	171,089,000
Net Parent Investment
Related Party Transaction [Line Items]
Net parent contribution	(129,586,000)	114,687,000	196,641,000
Total Net parent (distribution) contribution per Consolidated and Combined Statements of Equity	(129,586,000)	114,687,000	196,641,000
Net Parent Investment | SunPower
Related Party Transaction [Line Items]
General financing activities	(22,163,000)	61,971,000	152,239,000
Acquisition of intellectual property	(100,000,000)	0	0
Separation cost	(25,000,000)	0	0
Excess cash	(8,996,000)	0	0
Corporate allocations	9,238,000	26,096,000	18,822,000
Interest expense financed by SunPower	12,167,000	19,485,000	17,000,000
Stock-based compensation	5,168,000	7,135,000	8,580,000
Net parent contribution	(129,586,000)	114,687,000	196,641,000
Total Net parent (distribution) contribution per Consolidated and Combined Statements of Equity	(129,586,000)	114,687,000	196,641,000
Interest expense financed by SunPower	(12,167,000)	(19,485,000)	(17,000,000)
Stock-based compensation expense	$ (5,168,000)	$ (7,135,000)	$ (8,580,000)